Income Taxes - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory and corporate income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss	(16.50%)	(16.50%)	(16.50%)
Effective income tax rate	0.00%	0.00%	0.00%
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory and corporate income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(20.00%)	(20.00%)	(20.00%)
Valuation allowance recognized with respect to the loss	(5.00%)	(5.00%)	(5.00%)
Effective income tax rate	0.00%	0.00%	0.00%
US [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory and corporate income tax rate	21.00%	21.00%	21.00%
Valuation allowance recognized with respect to the loss	(18.54%)	(21.00%)	(21.00%)
Effective income tax rate	2.46%	0.00%	0.00%